Accounts receivable (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Accounts receivable
Accounts receivable - trade	$ 14,246,831	$ 10,952,237
Accounts receivable - related party	1,242
Accounts receivable - total	14,248,073	10,952,237
Less: allowance for doubtful accounts	(445,485)	(194,118)
Accounts receivable, net	$ 13,802,588	$ 10,758,119